Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Operating Expenses [Abstract]
Cost of revenues	$ 4,327,360	$ 3,803,868
General and administrative expenses	7,485,048	6,687,675
Selling and marketing expenses	2,043,056	1,248,304
Research and development expenses	1,016,492	631,432
Total	$ 14,871,956	$ 12,371,279